12. Income Taxes (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Components of the deferred tax asset:
Bad debts	$ 1,142,001	$ 1,794,672
Deferred compensation	20,280	302,166
Contingent liability - MPF program	17,793	45,042
OREO write down	13,860	13,940
Capital lease	32,609	63,228
Unrealized loss on securities AFS	72,859	46,765
Other	23,210	22,837
Total deferred tax asset	1,322,612	2,288,650
Components of the deferred tax liability:
Depreciation	231,681	219,304
Limited partnerships	36,536	52,109
Mortgage servicing rights	227,490	411,636
Investment in CFSG Partners	75,391	115,035
Core deposit intangible	0	92,715
Prepaid expenses	80,325	0
Fair value adjustment on acquired loans	8,399	21,930
Total deferred tax liability	659,822	912,729
Net deferred tax asset	$ 662,790	$ 1,375,921